ACCOUNTS RECEIVABLE AND OTHER - Undiscounted Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	$ 5,397	$ 2,395
Operating lease receivables	6,798	2,551
Total lease receivables	12,195	4,946
Less than 1 year
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	454	172
Operating lease receivables	1,349	395
Total lease receivables	1,803	567
1-2 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	449	170
Operating lease receivables	1,162	328
Total lease receivables	1,611	498
2-3 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	440	169
Operating lease receivables	963	307
Total lease receivables	1,403	476
3-4 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	413	167
Operating lease receivables	792	287
Total lease receivables	1,205	454
4-5 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	404	165
Operating lease receivables	672	265
Total lease receivables	1,076	430
5 plus years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	3,237	1,552
Operating lease receivables	1,860	969
Total lease receivables	$ 5,097	$ 2,521